Leases (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Summary of supplemental information related to operating leases

	As of December 31,
	2019	2020
	RMB	RMB
Operating lease right-of-use assets, net	23,873	105,865
Operating lease liabilities—current	4,166	29,982
Operating lease liabilities—non-current	21,206	79,748

Total operating lease liabilities	25,372	109,730

Weighted average remaining lease term	5.0 years	4.4 years
Weighted average discount rate	4.35%	4.10%

Lease, Cost

	For the year ended December 31,
	2019	2020
	RMB	RMB
Operating lease expenses	2,157	11,729
Short-term lease expenses	2,510	6,947
Variable lease expenses	20,813	39,282

Total lease expenses	25,480	57,958

Cash paid for amounts included in the measurement of operating lease liabilities	658	12,431
Right-of-use assets obtained in exchange for operating lease liabilities	26,030	91,893

Future minimum lease payments
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2020 is as follows:

As of December 31, 2020
RMB
2021	30,672
2022	30,620
2023	26,710
2024	13,566
2025	9,516
Thereafter	8,705

Total operating lease liabilities	119,789
Less: interest	(10,059)

Present value of operating lease liabilities	109,730